Property, Plant and Equipment Balances (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Information Technology [Member]	Dec. 31, 2011 Information Technology [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2011 Vehicles [Member]	Dec. 31, 2012 Land and Land Improvements [Member]	Dec. 31, 2011 Land and Land Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 87,383	$ 67,073				$ 9,077	$ 8,489	$ 55,175	$ 42,715	$ 4,477	$ 2,462	$ 2,521	$ 1,403	$ 1,726	$ 1,598	$ 1,083	$ 127	$ 13,324	$ 10,279
Accumulated depreciation		(16,256)	(9,517)
Property, plant and equipment, net	$ 75,330	$ 71,127	$ 57,556	$ 52,067	$ 47,780	$ 42,587
Useful Life (in years)							20 years		12 years		5 years		5 years